Mayer Brown LLP

1999 K Street NW

Washington, DC 20006

Adam D. Kanter

Direct Dial: (202) 263-3164

Facsimile: (202) 263-5385

Email: akanter@mayerbrown.com

January 19, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	DNP Select Income Fund Inc.
Registration Statement on Form N-14 (File Nos. 811-04915 and 333-251313)

Ladies and Gentlemen:

On behalf of DNP Select Income Fund Inc. (the “Fund”), a Maryland corporation registered under the Investment Company Act of 1940 (the “Investment Company Act”) as a closed-end diversified management investment company (the “Company”), filed herewith is a pre-effective amendment to the Fund’s Registration Statement on Form N-14, filed under the Securities Act of 1933 and the Investment Company Act.

Please direct any questions regarding this filing to the undersigned at (202) 263-3164 or AKanter@mayerbrown.com, or to Lawrence R. Hamilton at (312) 701-7055 or LHamilton@mayerbrown.com.

Very truly yours,

/s/ Adam D. Kanter

Adam D. Kanter